UMB SCOUT FUNDS

Kansas Tax-Exempt Bond Fund

Semiannual Report  December 31, 1998


A no-load mutual fund that seeks current income exempt from regular federal income tax and Kansas state personal income tax by investing in municipal bonds or debt instruments.


TO THE SHAREHOLDERS

The UMB Scout Kansas Tax-Exempt Bond Fund closed the quarter ended December 31, 1998, at $10.01 per share and investors realized a total return (price change and reinvested distributions) of 0.63% for the quarter. The Fund seeks current income exempt from regular federal income tax and Kansas state personal income tax.

Income from the Fund may be subject to the federal Alternative Minimum Tax as well as certain state and local taxes. Capital gains are not exempt from federal income tax.

The Kansas municipal new-issue market was busy during the quarter as municipalities borrowed their final loan amounts for 1998. From October through mid-November, there were no new competitive issues on the Kansas tax-exempt calendar. Municipalities were attempting to sort out the changes in the other markets and determine when they could get the lowest borrowing costs. However, the first two weeks of December then turned very busy with last-minute borrowings and a few refundings or refinancings.

Your Fund purchased several new investments during the quarter: Haysville Water & Wastewater Utility System (Nonrated), Sabetha Electric Revenue (Nonrated), Unified Government of Wyandotte County/Kansas City, Kansas Utility System Revenue (Moody's rated A-1/Standard & Poor's rated A+) and Shawnee County Unified School District 501, Topeka (Moody's rated A-1).

The Unified Government of Wyandotte County/Kansas City, Kansas was created on October 1, 1997, when Wyandotte County and the City of Kansas City, Kansas, merged their respective governments. Such a combined entity is becoming more common as government bodies try to create economies of scale and avoid duplicating offices on the county and city levels. The bonds purchased in the Fund were from an issue that refunded the old debt at lower interest cost to the users of the utility.

For the six months ended December 31, 1998, shareholders received an ordinary income dividend of $.21 per share and no short-term or long-term capital gains.

We appreciate your interest in the UMB Scout Kansas Tax-Exempt Bond Fund. We look forward to 1999 and the completion of the Fund's first year on February 23, 1999. Please feel free to call us if you have any questions or comments.

Sincerely,
/s/M. Kathryn Gellings
M. Kathryn Gellings

/s/Rex W. Matlack
Rex W. Matlack
UMB Investment Advisors


CHART - FUND DIVERSIFICATION
Kansas          96.1%
Other            3.9%
As of December 31, 1998, Statement of Assets. Subject to change.

COMPARATIVE RATES OF RETURN
as of December 31, 1998
                                        Month   Quarter Inception
UMB Scout Kansas Tax-Exempt
  Bond Fund                             0.35%   0.63%   3.42%
Lehman Brothers
  5-Year Municipals Index*		0.35%	0.82%	N.A.
Inception - February 23, 1998.
Performance data contained in this report are for past periods only. Past performance is not indicative of future results. Investment return and share value will fluctuate, and redemption value may be more or less than original cost.
*Unmanaged index of stocks, bonds or mutual funds (there are no direct investments or fees in these indices).

HISTORICAL PER SHARE RECORD

                        Income &                        Cumulative*
                Net     Short-Term      Long-Term       Value Per
                Asset   Gains           Gains           Share Plus
                Value   Distribution    Distribution    Distributions
12/31/98        $10.01  $0.33           -               $10.34

*Does not assume any compounding of reinvested distributions.
Table shows calendar distributions and net asset values.


Shares of the UMB Scout Funds are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. or any other banking institution; nor are they insured by the Federal Deposit Insurance Corporation (OFDICO). These shares involve investment risks, including the possible loss of the principal invested.


FINANCIAL STATEMENTS	DECEMBER 31, 1998 (unaudited)
STATEMENT OF NET ASSETS

        FACE                                                            MARKET
        AMOUNT  DESCRIPTION                                             VALUE
KANSAS
$       165,000 Barton County Kansas, Series A,
                4.75%, due September 1, 2011                    $      167,475
	115,000	Bonner Springs Kansas, Series A,
                4.125%, due October 1, 1999                            115,223
	100,000	Bonner Springs Kansas, Series B,
                4.125%, due August 1, 2000                             100,213
	100,000	City of Wichita Kansas G.O.,
                4.5%, due September 1, 2009                            102,125
	250,000	Cloud County Kansas,
                Unified School District 333,
                5.10%, due September 1, 2004                           262,500
         55,000 Concordia Kansas, Water & Sewer Rev.,
                4.70%, due November 1, 2007                             55,894
         25,000 Derby Kansas G.O., Series A,
                4.65%, due June 1, 2009                                 25,500
	100,000	Desoto Kansas Temp. Notes,
                3.85%, due September 1, 1999                           100,109
	100,000	Douglas County Kansas,
                Unified School District 497,
                4.50%, due September 1, 2002                           102,125
	200,000	Douglas County Kansas,
                Unified School District 497, Series A,
                4.30%, due September 1, 2005                           203,000
         10,000 Ellsworth Kansas, Public Building Rev.,
                4.50%, due June 1, 2005                                  9,962
         20,000 Ellsworth Kansas, Public Building Rev.,
                4.70%, due June 1, 2007                                 19,900
          5,000 Eudora Kansas Water & Sewer Rev.,
                3.90%, due October 1, 1999                               4,996
         85,000 Finney County Kansas,
                Unified School District 457,
                5.50%, due October 1, 1999                              86,444
         50,000 Garden City Kansas,
                4.10%, due November 1, 2004                             50,437
         30,000 Haysville Kansas, Water & Sewer Rev.,
                 4.50%, due October 1, 1999                             30,282
	100,000	Johnson County Kansas, Series A,
                5.10%, due September 1, 2000                           102,625
	100,000	Johnson County Kansas Park Facility,
                4.90%, due September 1, 2009                            99,500
	125,000	Johnson County Kansas,
                Unified School District 229,
                Series B, 4.00%, due September 1, 2003                  125,781
	100,000	Johnson County Kansas,
                Unified School District 229,
                Series A, 5.20%, due October 1, 2003                    105,875
	100,000	Johnson County Kansas,
                Unified School District 229,
                Series A, 5.50%, due October 1, 2005                    106,375
         50,000 Johnson County Kansas,
                Unified School District 229,
                Series A, 5.125%, due October 1, 2006                   53,375
         25,000 Johnson County Kansas,
                Unified School District 231,
                Refinance & Improvement, Series A,
                5.25%, due October 1, 2002                              26,344
	300,000	Johnson County Kansas,
                Unified School District 231,
                Refinance & Improvement, Series A,
                5.10%, due October 1, 2004                             314,625
          5,000 Johnson County Kansas,
                Unified School District 231,
                Refinance & Improvement, Series A,
                4.35%, due October 1, 2005                               5,100
          5,000 Johnson County Kansas,
                Unified School District 512,
                Shawnee Mission, Series C,
                6.00%, due October 1, 2007                               5,074
	100,000	Johnson County Kansas,
                Unified School District 512,
                5.00%, due October 1, 2009                             105,250
          5,000 Junction City Kansas, Water & Sewer Rev.,
                Series A,
                4.50%, due September 1, 2003                             5,150
          5,000 Kansas City Kansas, Series A,
                5.625%, due September 1, 2009                            5,362
	200,000	Kansas State Dept. of Transportation
                Highway Rev.,
                4.25%, due September 1, 2001                           202,500
          5,000 Kansas State Dept. of Transportation
                  Highway Rev.,
                4.80%, due March 1, 2002                                 5,137
	200,000	Kansas State Dept. of Transportation
                Highway Rev.,
                5.10%, due March 1, 2005                               211,000
         50,000 Kansas State Dev. Finance Auth.,
                 Board of Regents Rev.,
                4.70%, due March 1, 2002                                50,500
	100,000	Kansas State Dev. Finance Auth.,
                Board of Regents Rev.,
                4.80%, due March 1, 2003                               101,000
	100,000	Kansas State Dev. Finance Auth.,
                Board of Regents Rev.,
                4.875%, due March 1, 2004                              100,625
          5,000 Kansas State Dev. Finance Auth.,
                Comprehensive Rehab Project Rev.,
                4.60%, due October 1, 2002                               5,112
	250,000	Kansas State Dev. Finance Auth.,
                Skills Program Rev.,
                5.30%, due June 1, 2000                                254,335
          5,000 Kansas State Highway Rev., Series A,
                4.50%, due July, 1, 2003                                 5,144
          5,000 Kansas State Turnpike Auth.,
                4.50%, due September 1, 2000                             5,075
         75,000 Lawrence Kansas,
                5.10%, due September 1, 2001                            75,706
         30,000 Lawrence Kansas G.O.,
                4.35%, due September 1, 2002                            30,563
	150,000	Lawrence Kansas, Series P,
                5.20%, due September 1, 2002                           153,563
	275,000	Leawood Kansas, Series A,
                4.90%, due September 1, 2001                           283,250
          5,000 Leawood Kansas, Series A,
                5.00%, due September 1, 2002                             5,169
	100,000	Leawood Kansas,
                4.35%, due September 1, 2004                           102,250
	100,000	Miami County Kansas,
                Unified School District 367,
                4.35%, due September 1, 2005                           101,750
	100,000	Overland Park Kansas,
                6.45%, due September 1, 1999                           100,489
	200,000	Overland Park Kansas,
                Internal Improvements,
                4.20%, due September 1, 2002                           203,000
          5,000 Overland Park Kansas, Series B,
                5.20%, due September 1, 2002                             5,187
	100,000	Prairie Village Kansas, Series B,
                5.10%, due September 1, 2005                           102,875
          5,000 Riley County Kansas, Series A,
                4.35%, due September 1, 2007                             5,069
          5,000 Riley County Kansas,
                Unified School District 383,
                4.70%, due November 1, 2003                              5,181
         80,000 Sabetha Kansas Electric Revenue,
                4.00%, due September 1, 2004                            79,000
	155,000	Salina Kansas Water & Sewer, Series B,
                4.05%, due October 1, 2001                             155,775
	100,000	Salina Kansas Water & Sewer, Series B,
                4.40%, due October 1, 2008                             101,250
          5,000 Sedgwick County Kansas, Series B,
                4.20%, due August 1, 1999                                5,029
	300,000	Sedgwick County Kansas, Series A,
                5.00%, due August 1, 2002                              309,000
          5,000 Sedgwick County Kansas,
                Unified School District 260,
                4.60%, due October 1, 2010                               5,063
	200,000	Sedgwick County Kansas,
                Unified School District 263,
                5.30%, due September 1, 2003                           212,250
	340,000	Sedgwick County Kansas,
                Unified School District 265,
                5.40%, due October 1, 2005                             363,800
	180,000	Shawnee County Kansas, Series C,
                5.30%, due September 1, 2001                           187,200
         35,000 Shawnee County Kansas, Series D,
                4.15%, due September 1, 2005                            35,219
         50,000 Shawnee County Kansas,
                Unified School District 501,
                4.30%, due February 1, 2005                             51,081
	200,000	Shawnee Kansas, Series A,
                4.30%, due December 1, 2004                            202,500
	145,000	Topeka Kansas, Series C,
                5.00%, due August 15, 2000                             147,668
          5,000 Topeka Kansas, Series A,
                5.25%, due August 15, 2011                               5,162
         70,000 Topeka Kansas, Water Works Improvement & Rev.,
                4.30%, due August 1, 2007                               70,000
         30,000 Wellington Kansas,
                Electric Water Works & Sewer Utility Rev.,
                4.60%, due May 1, 2007                                  30,750
	100,000	Wichita Kansas Sales Tax,
                4.50%, due June 1, 2000                                101,375
         20,000 Wichita Kansas, Water & Sewer Utilities,
                3.85%, due April 1, 2001                                20,050
         75,000 Wichita Kansas, Series 728,
                5.50%, due September 1, 2001                            76,936
	300,000	Wyandotte County Kansas,
                Unified School District 204,
                5.20%, due September 1, 2004                           309,375
         50,000 Wyandotte County Kansas,
                Utility Service Revenue,
                4.25%, due September 1, 2009                            49,625
                                                                     7,129,209

ALABAMA
$       200,000 Columbia Alabama P.C.R.
        (Alabama Power Project),
        Var. Rate, due October 1, 2022                          $      200,000

TOTAL INVESTMENTS - 98.79%                                      $    7,329,209

Other assets less liabilities - 1.21%                                   89,497

TOTAL NET ASSETS - 100.00%
	(equivalent to $10.01 per share;
        10,000,000 shares of $1.00 par value
	capital shares authorized;
        741,466 shares outstanding)                             $    7,418,706


Valuation of securities is on the basis of amortized cost, which approximates market value.

See accompanying Notes to Financial Statements.


FINANCIAL STATEMENTS    DECEMBER 31, 1998 (unaudited)

STATEMENT OF ASSETS AND LIABILITIES

ASSETS:
  Investment securities, at market value
    (identified cost $7,153,217)                                $    7,329,209
  Cash                                                                 (20,120)
  Interest receivable                                                  109,617
    Total assets                                                     7,418,706
NET ASSETS                                                      $    7,418,706

NET ASSETS CONSIST OF:
  Capital (capital stock and paid-in capital)                   $    7,241,804
  Accumulated undistributed income:
    Net investment income                                                    4
    Net realized gain on investment transactions                           462
      Net unrealized appreciation on investments                       176,436
NET ASSETS APPLICABLE TO OUTSTANDING SHARES                     $    7,418,706

Capital shares, $1.00 par value
  Authorized                                                        10,000,000
  Outstanding                                                          741,466

NET ASSET VALUE PER SHARE                                       $        10.01

See accompanying Notes to Financial Statements.


FINANCIAL STATEMENTS
SIX MONTHS ENDED DECEMBER 31, 1998 (unaudited)

STATEMENT OF OPERATIONS

INVESTMENT INCOME:
  Income:
    Interest                                                    $      165,096
  Expenses:
    Management fees                                                     18,036
      Net investment income                                            147,060

UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain from investment transactions                           463
  Increase in net unrealized appreciation of investments                85,619
    Net unrealized gain on investments                                  86,082
  Net increase in net assets resulting from operations          $      233,142

See accompanying Notes to Financial Statements.


FINANCIAL STATEMENTS
STATEMENT OF CHANGES IN NET ASSETS

                                                                SIX MONTHS ENDED       JANUARY 13, 1998
                                                                DECEMBER 31, 1998      (CAPITALIZATION) TO
                                                                (UNAUDITED)            JUNE 30, 1998
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                                         $      147,060         $       61,716
  Net realized gain from investment transactions                           463                   -
  Increase in net unrealized appreciation on investments                85,619                130,864
    Net increase in net assets resulting from operations               233,142                192,580

DISTRIBUTIONS TO SHAREHOLDERS FROM:*
        Net investment income                                         (147,060)               (61,716 )

INCREASE FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from 247,685 and 638,344 shares sold                      2,473,781              6,213,178
  Net asset value of 1,066 and 200 shares issued
    for reinvestment of distributions                                   10,666                  1,986
                                                                     2,484,447              6,215,164

  Cost of 118,548 and 31,310 shares redeemed                        (1,187,780)              (310,071)
  Net increase in net assets from capital share transactions         1,296,667              5,905,093
    Net increase in net assets                                       1,382,749              6,035,957

NET ASSETS:
  Beginning of period                                                6,035,957                   -
  End of period                                                 $    7,418,706         $    6,035,957

*Distributions to shareholders:
  Income dividends per share                                    $         0.21         $         0.13

See accompanying Notes to Financial Statements.


NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. A summary of significant accounting policies that the Fund uses in the preparation of its financial statements follows. The policies are in conformity with generally accepted accounting principles.

Investments - Debt securities (other than short-term obligations), including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. Short-term obligations are valued at amortized cost, which approximates market value. Investment transactions are recorded on the trade date. Investment income is recorded daily and distributions to shareholders are recorded on the ex-dividend dates. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis.

Federal Income Taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Amortization - Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. PURCHASES AND SALES OF SECURITIES - The aggregate amounts of security transactions during the six months ended December 31, 1998 (excluding short-term securities), were as follows:

                                Other than
                                U.S. Government   U.S. Government
                                Securities        Securities
Purchases                       $  8,954,810      $  -
Proceeds from sales                7,810,463         -

3. MANAGEMENT FEES - UMB Bank, n.a. is the Fund's manager and investment adviser and provides or pays the cost of all management, supervisory and administrative services required in the normal operation of the Fund. This includes investment management; fees of the custodian, independent public accountants and legal counsel; remuneration of officers and directors; rent; and shareholder services, including maintenance of the shareholder accounting system and transfer agency. Not considered normal operating expenses and therefore payable by the Fund are taxes, interest, fees and the other charges of governments and their agencies for qualifying the fund's shares for sale, special accounting and legal fees and brokerage commissions. UMB Bank's management fees are based on average daily net assets of the Fund at the annual rate of .50 of one percent of net assets. Certain officers and/or directors of the Fund are also officers and/or directors of Jones & Babson, Inc., which serves as the Fund's underwriter and distributor.

This report has been prepared for the information of the Shareholders of UMB Scout Kansas Tax-Exempt Bond Fund, Inc., and is not to be construed as an offering of shares of the Fund. Shares of this Fund and of the other UMB Scout Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.


UMB Scout Funds
100% No-Load Mutual Funds
Stock Fund
Regional Fund
WorldWide Fund
Capital Preservation Fund
Balanced Fund
Bond Fund
Kansas Tax-Exempt Bond Fund*
Money Market Fund
Tax-Free Money Market Fund
*Available in Kansas and Missouri only.

Manager and Investment counsel
UMB Bank, n.a., Kansas City, Missouri

Auditors
Baird, Kurtz & Dobson, Kansas City, Missouri

Legal Counsel
Stradley, Ronon, Stevens & Young, LLP
Philadelphia, Pennsylvania

Custodian
UMB Bank, n.a., Kansas City, Missouri

Underwriter, Distributor
and Transfer agent
Jones & Babson, Inc.
Kansas City, Missouri




UMB SCOUT FUNDS

P.O. Box 410498
Kansas City, MO 64141-0498


Toll free 800-996-2862

www.umb.com

"UMB" and "Scout" are registered service marks of UMB Financial Corporation. UMB Financial Corporation also claims service mark rights to the Scout design.


JB154D(3/99)                    505512